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     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 2009

                                                             FILE NO. 333-148564

                                                                       811-04972

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

POST-EFFECTIVE AMENDMENT NO.                                               / /
POST-EFFECTIVE AMENDMENT NO. 6                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 345                                                          /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                               THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on July 31, 2009 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , 2008 pursuant to paragraph (a)(1) of Rule 485
/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                EXPLANATORY NOTE

This Post-Effective Amendment No. 6 to this Registration Statement on Form N-4 is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 5 to July 31, 2009. This Amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 4 to this Registration Statement on Form N-4 as filed on April 30, 2009. Also, this Amendment incorporates by reference the Part C contained in Post-Effective Amendment No. 5 to this Registration Statement on Form N-4 as filed on May 28, 2009.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 23rd day of July, 2009.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    John C. Walters*                     *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       John C. Walters,                            Richard J. Wirth
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters*
       -----------------------------------
       John C. Walters,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement as filed on May 28, 2009 (File No. 333-148564).

Glenn D. Lammey, Executive Vice President and Chief Financial
 Officer, Director*
Ernest M. McNeil Jr., Senior Vice President & Chief Accounting
 Officer*
John C. Walters, Chief Executive Officer,
  Chairman of the Board, President, Director*                      *By:   /s/ Richard J. Wirth
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice                                         Richard J. Wirth
  President, Chief Investment Officer, Director                    Date:  Attorney-in-Fact
                                                                          July 23, 2009

333-148564